Other income (Tables)	12 Months Ended
Jun. 30, 2025
Disclosure [Abstract]
Summary of other income

	2025 A$’000	2024 A$’000	2023 A$’000

Grant income	209	173	—
Other sundry income	1,578	—	1

	1,787	173	1